SEGMENT INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Segment Reporting Information [Line Items]
Number of operating segment | segment	1
Number of reportable segment | segment	1
Total revenues	$ 334,697	$ 431,404	$ 116,586
Automobile sales
Segment Reporting Information [Line Items]
Total revenues	332,634	420,005	88,227
Financing income
Segment Reporting Information [Line Items]
Total revenues		2,317	26,426
Others
Segment Reporting Information [Line Items]
Total revenues	$ 2,063	$ 9,082	$ 1,933